Share-based payments - Movements of Restricted Share Units (Details) - Restricted Share Units Scheme	12 Months Ended
	Dec. 31, 2021 item	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 item
Disclosure of terms and conditions of share-based payment arrangement
At the beginning of the year	1,751,702	1,751,702	2,306,000
Granted	17,033,120		470,000
Vested	(524,358)		(424,256)
Forfeited	(1,707,635)		(600,042)
At the end of the year	16,552,829	16,552,829	1,751,702